Debt - Estimated Future Principal Payments under Initial Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Mar. 04, 2013
Debt Disclosure [Abstract]
2013
2014	1,875
2015	2,500
2016	625
2017
Thereafter
Total	$ 5,000	$ 5,000